REORGANIZATION PROCEEDINGS OF CERTAIN SUBSIDIARIES	12 Months Ended
May 31, 2011
Reorganization Proceedings Of Certain Subsidiaries Abstract
Reorganization Proceedings of Certain Subsidiaries

NOTE N – REORGANIZATION PROCEEDINGS OF CERTAIN SUBSIDIARIES

General — Bondex and SPHC are defendants in various asbestos-related bodily injury lawsuits filed in various state courts. These cases generally seek unspecified damages for asbestos-related diseases based on alleged exposures to asbestos-containing products.

On May 31, 2010, Bondex and its parent, SPHC, filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code in the U.S. Bankruptcy Court for the District of Delaware. SPHC is the parent company of Bondex and is also the parent company for various operating companies that are not part of the reorganization filing, including Chemical Specialties Manufacturing Corp.; Day-Glo Color Corp.; Dryvit Holdings, Inc.; Guardian Protection Products Inc.; Kop-Coat Inc.; TCI, Inc. and RPM Wood Finishes Group, Inc. SPHC and Bondex (the “filing entities”) took this action to permanently and comprehensively resolve all pending and future asbestos-related liability claims associated with Bondex and SPHC-related products. As a result of the filing, all Bondex and SPHC asbestos personal injury lawsuits have been stayed due to the imposition of an automatic stay applicable in bankruptcy cases. In addition, at the request of SPHC and Bondex, the bankruptcy court has entered orders staying all claims against RPM International Inc. and its affiliates that are derivative of the asbestos claims against SPHC and Bondex. Through the Chapter 11 proceedings, the filing entities intend ultimately to establish a trust in accordance with section 524(g) of the Bankruptcy Code and seek the imposition of a channeling injunction that will direct all future SPHC-related and Bondex-related claims to the trust. It is anticipated that the trust will compensate claims at appropriate values established by the trust documents and approved by the bankruptcy court. At this time, it is not possible to predict how long the proceedings will last, the form of any ultimate resolution or when an ultimate resolution might occur.

Prior to the bankruptcy filing, the filing entities had engaged in a strategy of litigating asbestos-related products liability claims brought against them. Claims paid during the year ended May 31, 2010, prior to the bankruptcy filing, were $92.6 million, which included defense-related payments during the year of $42.6 million. No claims have been paid since the bankruptcy filing and it is not contemplated that any claims will be paid until a plan of reorganization is confirmed and an asbestos trust is established and operating.

Prior to the Chapter 11 bankruptcy filing, we recorded asbestos-related contingent liabilities that included estimations of future costs, which by nature are subject to many uncertainties that may change over time, including (i) the ultimate number of claims filed; (ii) the amounts required to resolve both currently known and future unknown claims; (iii) the amount of insurance, if any, available to cover such claims, including the outcome of coverage litigation against the filing entities' third-party insurers; (iv) future earnings and cash flow of the filing entities; (v) the impact of bankruptcies of other companies whose share of liability may be imposed on the filing entities under certain state liability laws; (vi) the unpredictable aspects of the litigation process including a changing trial docket and the jurisdictions in which trials are scheduled; (vii) the outcome of any such trials including judgments or jury verdicts, as a result of our more aggressive defense posture, which included taking selective cases to verdict; (viii) the lack of specific information in many cases concerning exposure to products for which one of our subsidiaries is responsible and the claimants' diseases; (ix) potential changes in applicable federal and/or state law; and (x) the potential impact of various proposed structured settlement transactions or subsidiary bankruptcies by other companies, some of which are the subject of federal appellate court review, the outcome of which could have materially affected future asbestos-related liability estimates.

Historical Asbestos Liability Reserve — In fiscal 2006, management retained Crawford & Winiarski (“C&W”), an independent, third-party consulting firm with expertise in the area of asbestos valuation work, to assist it in calculating an estimate of Bondex's liability for unasserted-potential-future-asbestos-related claims. C&W's methodology to project Bondex's liability for unasserted-potential-future-asbestos-related claims included an analysis of: (a) a widely accepted forecast of the population likely to have been exposed to asbestos; (b) epidemiological studies estimating the number of people likely to develop asbestos-related diseases; (c) the historical rate at which mesothelioma incidences resulted in the payment of claims by Bondex; (d) the historical settlement averages to value the projected number of future compensable mesothelioma claims; (e) the historical ratio of mesothelioma-related indemnity payments to non-mesothelioma indemnity payments; and (f) the historical defense costs and their relationship with total indemnity payments. Based upon the results of this analysis, Bondex recorded an accrued liability for asbestos claims through 2016 as of May 31, 2006 of $421.3 million. This amount was calculated on a pretax basis and was not discounted for the time value of money.

During the fiscal year ended May 31, 2008, the ten-year asbestos liability established as of May 31, 2006 was reviewed and evaluated. As part of that process, the credibility of epidemiological studies of Bondex's mesothelioma claims, first introduced to management by C&W some two-and-one-half years earlier, was validated. At the core of the evaluation process, and the basis of C&W's actuarial work on behalf of Bondex, is the Nicholson Study. The Nicholson Study is the most widely recognized reference in bankruptcy trust valuations, global settlement negotiations and the Congressional Budget Office's work done on the proposed FAIR Act in 2006. Based on our ongoing comparison of the Nicholson Study projections and Bondex's specific actual experience, which at that time continued to bear an extremely close correlation to the study's projections, the asbestos liability projection was extended out to the year 2028. C&W assisted in calculating an estimate of our liability for unasserted-potential-future-asbestos-related claims out to 2028. C&W projected that the cost of extending the asbestos liability to 2028, coupled with an updated evaluation of Bondex's current known claims to reflect its most recent actual experience, would be $288.1 million. Therefore, management added $288.1 million to the existing asbestos liability, which brought Bondex's total asbestos-related balance sheet liabilities at May 31, 2008 to $559.7 million. On May 30, 2010, the day prior to the bankruptcy filing, Bondex had recorded an asbestos related product liability of $397.7 million.

The table below illustrates movements in the Bondex asbestos liability for fiscal 2009 and 2010:

Asbestos Liability Movement
(Current and Long-Term)

(In thousands)	Balance at Beginning of Period	Additions to Asbestos Charge	Deductions (1)	Impact of Deconsolidation of SPHC (2)	Balance at End of Period

Year Ended May 31, 2010	$490,328		$92,621	$(397,707)	$-

Year Ended May 31, 2009	559,745		69,417		490,328

(1) Deductions include payments for defense-related costs and amounts paid to settle claims.

(2) During the year ended May 31, 2010, SPHC and Bondex filed Chapter 11 reorganization proceedings in the U.S. Bankruptcy Court for the District of Delaware, and as a result, were deconsolidated from our results, as required. Refer to Note A(2) for further information.

This liability, as a result of the accounting for the deconsolidation of SPHC and its subsidiaries set forth in Note A(2), is no longer included in RPM International Inc.'s Consolidated Balance Sheet, effective May 31, 2010.

Insurance Coverage Litigation — During calendar year 2003, the filing entities' third-party insurers claimed exhaustion of coverage. On July 3, 2003, certain of our subsidiaries, including the filing entities, filed the case of Bondex International, Inc. et al. v. Hartford Accident and Indemnity Company et al., Case No. 1:03-cv-1322, in the United States District Court for the Northern District of Ohio, for declaratory judgment, breach of contract and bad faith against the named third-party insurers, challenging their assertion that their policies covering asbestos-related claims had been exhausted. On December 1, 2008, the trial court denied the plaintiffs' motions for partial summary judgment and granted the defendants' motions for summary judgment against plaintiffs, including the filing entities, and entered judgment on all remaining claims and counterclaims, and dismissed the action. Plaintiffs, including the filing entities, appealed the trial court's decision to the U.S. Court of Appeals for the Sixth Circuit, which appeal is currently pending. The Sixth Circuit had initially stayed the appeal as a result of the bankruptcy filing, but has since lifted the stay and the appeal process has resumed. Plaintiffs' brief was filed on March 30, 2011, and the defendants' reply briefs were filed on May 31, 2011. Bondex has not included any potential benefits from the ongoing insurance coverage litigation in calculating its asbestos liability. RPM International Inc. is not a party to this insurance litigation.

Debtor-in-Possession (“DIP”) Financing — In connection with the bankruptcy filing, SPHC, Bondex and certain of SPHC's subsidiaries entered into a three-year, $40.0 million DIP Credit facility (the “DIP Credit Facility”) with Wachovia Capital Finance Corporation (New England). The Bankruptcy Court approved this facility, and granted Wachovia a super priority administrative expense claim for all amounts owed under the facility. The facility is secured by security interests and liens in virtually all of the real and personal property and assets of Bondex, SPHC and certain of SPHC's subsidiaries. The DIP Credit Facility generally permits borrowings for working capital, capital expenditures and other general corporate purposes. The DIP Credit Facility also imposes certain financial and non-financial covenants on SPHC and its subsidiaries. RPM International Inc. is not a party to the DIP Credit Facility and it has not guaranteed obligations under such facility.

Financial Results and Reorganization Items — The SPHC condensed consolidated financial statements set forth below have been prepared in conformity with ASC 852, Reorganizations (“ASC 852”).

Specialty Products Holding Corp.
Consolidated Statements of Income
(In thousands)

Year Ended May 31,	2010	2009

Net Sales	$301,142	$314,038
Net sales to RPM	18,431	15,084
Total net sales	319,573	329,122
Cost of sales	203,082	213,310
Gross profit	116,491	115,812
Selling, general & administrative expenses	100,080	99,991
Interest expense	22	9
Investment (income), net	(266)	(415)
Income before income taxes	16,655	16,227
Provision for income taxes	5,520	5,528
Net income	$11,135	$10,699

Specialty Products Holding Corp.
Condensed Consolidated Balance Sheet
(In thousands)
		May 31, 2010

Current Assets		$130,155
Property, Plant and Equipment, Net		45,839
Other Assets		299,779
Total Assets		$475,773

Other Current Liabilities		$38,810
Asbestos-Related Liabilities, Current		20,000
Other Long-Term Liabilities		31,310
Due to RPM, Net (1)		122,275
Asbestos-Related Liabilities, Long-Term		377,707
Total Stockholders' Equity (Deficit)		(114,329)
Total Liabilities and Stockholders' Equity (Deficit)		$475,773

(1) As of May 30, 2010, the day prior to the bankruptcy filing, SPHC and its subsidiaries had intercompany payables of approximately $209.6 million and intercompany receivables to and from other entities within the RPM group of companies (other than subsidiaries of SPHC) of approximately $87.3 million.

SPHC and its subsidiaries routinely engage in intercompany transactions with other entities within RPM in the ordinary course of business, including services provided by RPM International Inc. to SPHC and its subsidiaries under an administrative services agreement. These services include risk management and insurance services, benefits administration, IT services, legal services, environmental, health and safety compliance management, tax planning and compliance services, treasury and cash management, various accounting services, including preparation of accounting books and financial statement preparation, internal audit services, benefits associated with group purchasing of various supplies and equipment, and consulting services associated with various business development activities. The Bankruptcy Court has approved this administrative services agreement.

As a result of their bankruptcy filing, SPHC and Bondex are precluded from paying dividends to shareholders and from making payments on any pre-bankruptcy filing accounts or notes payable that are due and owing to any other entity within the RPM group of companies (the “Pre-Petition Intercompany Payables”) or other pre-petition creditors during the pendency of the bankruptcy case, without the Bankruptcy Court's approval. Moreover, no assurances can be given that any of the Pre-Petition Intercompany Payables will ever be paid or otherwise satisfied.

When SPHC emerges from the jurisdiction of the Bankruptcy Court, the subsequent accounting will be determined based upon the applicable circumstances and facts at such time, including the terms of any plan of reorganization.

SPHC has assessed its liquidity position as a result of the bankruptcy filing and believes that it can continue to fund its and its subsidiaries' operating activities and meet its debt and capital requirements for the foreseeable future. The SPHC condensed consolidated financial information set forth above has been prepared on a going concern basis, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the ordinary course of business.